CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance - beginning of period at Mar. 01, 2014	$ 971,331	$ 4,468,149	$ (7,515,848)	$ (37,334)	$ (2,113,702)
BALANCE (in shares) at Mar. 01, 2014	971,331,000
Increase (Decrease) in Stockholders' Deficit
Net income			2,109,173		2,109,173
Other comprehensive loss:
Changes in Defined Benefit Plans, net of $3,600, $1,681 and $6,042 tax (expense) benefit at March 4,2017,February 27,2016 and February 28,2015 respectively				(8,516)	(8,516)
Comprehensive income					2,100,657
Exchange of restricted shares for taxes	$ (2,115)	(13,063)			(15,178)
Exchange of restricted shares for taxes (in shares)	(2,115,000)
Issuance of restricted stock	$ 3,303	(3,303)
Issuance of restricted stock (in shares)	3,303,000
Cancellation of restricted stock	$ (454)	454
Cancellation of restricted stock (in shares)	(454,000)
Amortization of restricted stock balance		12,441			12,441
Stock-based compensation expense		10,949			10,949
Tax benefit from exercise of stock options and restricted stock vesting		37,772			37,772
Stock options exercised	$ 16,485	7,612			24,097
Stock options exercised (in shares)	16,485,000
Conversion of convertible debt instruments	$ 8	12			20
Conversion of convertible debt instruments (in shares)	8,000
Balance - end of period at Feb. 28, 2015	$ 988,558	4,521,023	(5,406,675)	(45,850)	57,056
BALANCE (in shares) at Feb. 28, 2015	988,558,000
Increase (Decrease) in Stockholders' Deficit
Net income			165,465		165,465
Other comprehensive loss:
Changes in Defined Benefit Plans, net of $3,600, $1,681 and $6,042 tax (expense) benefit at March 4,2017,February 27,2016 and February 28,2015 respectively				(1,931)	(1,931)
Comprehensive income					163,534
Exchange of restricted shares for taxes	$ (2,045)	(15,461)			(17,506)
Exchange of restricted shares for taxes (in shares)	(2,045,000)
Issuance of restricted stock	$ 2,751	(2,751)
Issuance of restricted stock (in shares)	2,751,000
Cancellation of restricted stock	$ (420)	420
Cancellation of restricted stock (in shares)	(420,000)
Amortization of restricted stock balance		28,342			28,342
Stock-based compensation expense		11,164			11,164
Tax benefit from exercise of stock options and restricted stock vesting		22,466			22,466
Stock options exercised	$ 6,394	4,982			11,376
Stock options exercised (in shares)	6,394,000
Conversion of convertible debt instruments	$ 24,762	39,327			64,089
Conversion of convertible debt instruments (in shares)	24,762,000
Shares issued for EnvisionRx acquisition	$ 27,754	213,153			240,907
Shares issued for EnvisionRx acquisition (in shares)	27,754,000
Balance - end of period at Feb. 27, 2016	$ 1,047,754	4,822,665	(5,241,210)	(47,781)	581,428
BALANCE (in shares) at Feb. 27, 2016	1,047,754,000
Increase (Decrease) in Stockholders' Deficit
Net income			4,053		4,053
Other comprehensive loss:
Changes in Defined Benefit Plans, net of $3,600, $1,681 and $6,042 tax (expense) benefit at March 4,2017,February 27,2016 and February 28,2015 respectively				5,464	5,464
Comprehensive income					9,517
Exchange of restricted shares for taxes	$ (809)	(5,446)			(6,255)
Exchange of restricted shares for taxes (in shares)	(809,000)
Issuance of restricted stock	$ 3,613	(3,613)
Issuance of restricted stock (in shares)	3,613,000
Cancellation of restricted stock	$ (424)	424
Cancellation of restricted stock (in shares)	(424,000)
Amortization of restricted stock balance		12,588			12,588
Stock-based compensation expense		9,989			9,989
Tax benefit from exercise of stock options and restricted stock vesting		(148)			(148)
Stock options exercised	$ 3,556	3,395			6,951
Stock options exercised (in shares)	3,556,000
Balance - end of period at Mar. 04, 2017	$ 1,053,690	$ 4,839,854	$ (5,237,157)	$ (42,317)	$ 614,070
BALANCE (in shares) at Mar. 04, 2017	1,053,690,000